IMPAIRMENT LOSS (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2016
Impairment loss	$ 1,666,403	$ 2,284,067
Property Equipment And Patent
Impairment loss	1,666,403
Patents
Reclassification of patent costs amortization to impairment losses	$ 617,664